Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and June 30, 2025 is as follows:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Opening balance	$9,051,410	$9,022,075
Current period acquisitions	—	46,126
Foreign exchange movement	41,000	(16,791)
Closing balance	$9,092,410	$9,051,410